Income taxes - Consolidated Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 68.6	$ 124.1
Environmental reserves	25.3	40.2
Interest	35.7	93.8
Tax credit and capital loss carryforwards	37.2	4.5
Pension	68.2	105.4
Flow-through entities	2.5	15.6
Stock options	5.7	11.4
Inventory	4.2	8.7
Other temporary differences	26.4	17.8
Gross deferred tax assets	273.8	421.5
Valuation allowance	(117.2)	(167.9)	$ (193.0)
Deferred tax assets, net of valuation allowance	156.6	253.6
Deferred tax liabilities:
Property, plant and equipment, net	(98.7)	(165.2)
Intangible assets	(64.6)	(85.3)
Other temporary differences	(5.9)	(2.1)
Deferred tax liabilities	(169.2)	(252.6)
Net deferred tax liability	$ (12.6)
Net deferred tax asset		$ 1.0